Annual Fund Operating Expenses - PGIM CORPORATE BOND FUND	Sep. 29, 2020
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.63%)
Net Expenses (as a percentage of Assets)	0.55%	[1],[2]
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.19%
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	(1.09%)
Net Expenses (as a percentage of Assets)	0.80%	[1],[2]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.58%
Expenses (as a percentage of Assets)	3.03%
Fee Waiver or Reimbursement	(1.48%)
Net Expenses (as a percentage of Assets)	1.55%	[1],[2]
Class R6
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.72%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.62%)
Net Expenses (as a percentage of Assets)	0.55%	[1],[2]
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	79.94%
Expenses (as a percentage of Assets)	81.14%
Fee Waiver or Reimbursement	(80.09%)
Net Expenses (as a percentage of Assets)	1.05%	[1],[2]

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class A shares, 1.55% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class R shares, 0.55% of average daily net assets for Class Z shares, and 0.55% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2021 without the prior approval of the Fund’s Board of Trustees.
[2]	The distributor of the Fund has contractually agreed through November 30, 2021 to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the average daily net assets of Class R shares. This waiver may not be terminated prior to November 30, 2021 without the prior approval of the Fund’s Board of Trustees.